Fair Value of Financial Instruments and Trading-Related Revenue - Summary of Changes in Level 3 Instruments Carried At Fair Value (Parenthetical) (Detail) - IFRS9 [member] $ in Millions	Oct. 31, 2018 CAD ($)
Corporate debt [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial instruments reclassified from Other Securities to FVTPL upon adoption of IFRS 9.	$ 73
Corporate equity [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial instruments reclassified from Other Securities to FVTPL upon adoption of IFRS 9.	260
Financial instruments reclassified from available-for-sale to FVTPL upon adoption of IFRS 9	$ 1,441